Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Asset retirement obligation rollforward

($000s)	2018
Balance, beginning of year	$12,332
Changes in estimates for asset retirement obligations and additional obligations recognized	843
Obligations settled	(300)
Asset retirement obligation accretion	270
Effect of movements in foreign exchange rates	(1,032)
Balance, end of year	$12,113